--------------------------------------------------------------------------------

                                    LEBENTHAL
                                   FUNDS, INC.

                               Semi-Annual Report
                                  May 31, 2000

                               [GRAPHIC OMITTED]

                                   LEBENTHAL
                          THE WORKHORSE OF INVESTMENTS.

--------------------------------------------------------------------------------

LEBENTHAL                                       120 BROADWAY, NEW YORK, NY 10271
FUNDS, INC.                                                         212-425-6116
                                            OUTSIDE NYC TOLL FREE 1-800-221-5822

================================================================================

Dear Shareholder:

For the twelve months ended May 31, 2000, Lipper Analytical Services, Inc. (Lipper) ranked the $125.4 million Lebenthal New York Fund (class A shares) #70 of the #104 NY funds listed as being peer funds. For the twelve months ended May 31, 2000, Lipper ranked the $4.0 million Lebenthal New York Fund (class B shares) #82 of the 104 NY peer funds. For the three years ended May 31, 2000, Lipper ranked the NY Fund (class A shares) #19 out of 92 peer funds. For the five years ended May 31, 2000, Lipper ranked the NY Fund (class A shares) #5 out of 82 peer funds.

For the twelve months ended May 31, 2000, Lipper ranked (a) the $8.2 million Lebenthal New Jersey Fund #40 of 59 New Jersey funds listed as being peer funds and (b) the $12.3 million Lebenthal Taxable Municipal Fund #132 of 173 taxable funds listed as being peer funds. For the three years ended May 31, 2000, Lipper ranked (a) the New Jersey Fund 13 of 52 New Jersey funds listed as being peer funds and (b) the Taxable Municipal Fund 6 out of 135 taxable funds listed as being peer funds. For the five years ended May 31, 2000, Lipper ranked (a) the New Jersey Fund #2 of 43 New Jersey funds listed as being peer funds and (b) the Taxable Municipal Fund #3 out of 110 taxable funds listed as being peer funds.

Total returns as provided by Lipper are historical and do not include any sales charges. Fees waived by the Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures.

The total return statistics of the Lebenthal funds for the year ended May 31, 2000, were (3.06)% for the New York Fund A shares, (3.74)% for the New York Fund B shares, (3.82)% for the New Jersey Fund, and (0.24)% for the Taxable Municipal Bond Fund. (Numbers in parentheses are negative.) These figures do not reflect the maximum sales charges. Taking that into account, an investor who put $1,000 into each of the funds on June 1, 1999, reinvested the monthly dividends, and sold on May 31, 2000, would have offset the full sales charge and received $925.70 from the New York Fund A shares, $916.70 from New York Fund B shares, $918.50 from the New Jersey Fund, and $952.70 from the Taxable Municipal Fund.

The total return statistics of the Lebenthal funds for the three years ended May 31, 2000, were 11.62% for the New York Fund, 11.20% for the New Jersey Fund, and 18.66% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, an investor who put $1,000 into each of the funds on June 1, 1997, reinvested the monthly dividends, and sold on May 31, 2000, would have offset the full sales charge and still have received $1,021.50 from the New York Fund, $1,020.20 from the New Jersey Fund, and $1,042.60 from the Taxable Municipal Fund.

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

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The cumulative total return of the Lebenthal New York Fund for the five years ended May 31, 2000, was 27.73% excluding the 4.5% maximum sales charge and 21.99% if the full 4.5% load had been paid on June 1, 1995. The cumulative total return of the Lebenthal New Jersey Fund for the five years ended May 31, 2000, was 27.59% excluding the 4.5% maximum sales charge and 21.85% if the full 4.5% load had been paid on June 1, 1995. The cumulative total return of the Lebenthal Taxable Municipal Bonds Fund for the five years ended May 31, 2000, was 38.48% excluding the 4.5% maximum sales charge and 32.25% if the full 4.5% load had been paid on June 1, 1995. All total return figures assume reinvestment of monthly dividends and capital gains and fluctuations in share prices.

The cumulative total return of each fund, assuming payment of a full 4.5% load or the full contingent deferred sales charge of 5% in the case of the B shares of the Lebenthal New York Fund, from inception through May 31, 2000, was (a) 65.64% for the Lebenthal New York Municipal Bond Fund-class A shares (inception June 24,1991); (b) (0.59)% for the Lebenthal New York Municipal Bond Fund-class B shares (inception December 1, 1997) (c) 19.86% for the Lebenthal New Jersey Bond Fund (inception December 1, 1993); and (d) 40.84% for the Lebenthal Taxable Municipal Bond Fund (inception December 1, 1993).

The SEC yields of the funds at their May 31, 2000, offering prices were: New York (class A), 5.30%; New York (class B), 4.79%; New Jersey, 5.21%; and Taxable Municipal, 7.20%. SEC yield quotations are based on investment income per share earned during a particular 30 day period less expenses accrued during such period (net investment income) and are computed by dividing the fund's net investment income by its share price on the last day of the period in accordance with the formula prescribed by the SEC.

Because we believe that world economic growth is slowing, we think that fixed-income investments are attractive at current prices and yield levels. We are particularly comfortable with the outlook for tax-free securities because of the strong technical condition of the municipal bond market. Demand by individuals wanting to diversify their investment portfolios in an uncertain equity environment is currently larger than new issue supply, which is about 50% of "normal" due to large state and local government surpluses caused by bulging tax receipts.

If we are wrong about the interest rate outlook, the portfolios of each fund can easily be restructured since the securities in them are readily marketable. Currently, the Lebenthal funds are mostly fully invested in defensive high-quality instruments that we think will perform relatively well in the comfortable interest-rate environment we see ahead. Since we believe that bonds represent good value for the long run at current prices and yield levels versus other investment alternatives, we plan to remain almost always fully invested, particularly since we have learned that successfully forecasting interest-rate inflection points is largely impossible.

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

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Please be mindful that the information and statistics included in this commentary are not guaranteed. However, they have been obtained from reliable sources and are believed to be accurate.

Note: Past performance is no guarantee of future performance. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate, and on the day you sell, the value of your shares may be worth more or less than the original investment.

We thank you for the opportunity to be of service.

Very truly yours,


/s/ James L. Gammon

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

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LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
MUNICIPAL BONDS (89.73%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,800,000    Cattaraugus County, New York IDA Civic Facility (Olean General Hospital
                Project)-Series A, 5.25%, due 08/01/23, (LOC-Fleet National Bank)            $    1,575,090                     A+
   1,275,000    Dutchess County, New York IDA Civic Facility (Astor Learning Center),
                5.15%, due 11/1/24, (LOC-Bank of New York)                                        1,089,717                     AA-
   2,000,000    Dutchess County, New York IDA Civic Facility (Kaatsbaan International
                Dance Center), 6.125%, due 11/01/29 (a)                                           1,999,880                     AA
   1,285,000    Monroe County, New York IDA Civic Facility (DePaul Community Facility),
                6.50%, due 02/01/24, (SONYMA Insured)                                             1,308,194       Aa1
     500,000    Monroe County, New York IDA Civic Facility (Nazareth College),
                5.25%, due 04/01/23, (MBIA Insured)                                                 447,955                     AAA
   1,000,000    Monroe County, New York IDA (Southview Towers Project),
                6.25%, due 02/01/31, (SONYMA Insured), Subject to AMT                               986,330       Aa1
   2,000,000    New York, New York City Housing Development Corp Multifamily Housing
                Revenue-Series E, 6.25%, due 05/01/36, (SONYMA Insured)                           2,002,900       Aa2           AA
   1,605,000    New York State Dormitory Authority (Health Facilities)-Series A,
                5.50%, due 05/15/24, (FSA Insured)                                                1,488,300       Aaa           AAA
   1,300,000    New York State Dormitory Authority (Montefiore Medical Center),
                5.50%, due 08/01/38, (AMBAC/FHA Insured)                                          1,177,852       Aaa           AAA
   1,000,000    New York State Dormitory Authority (Eger Health Care & Rehab Center),
                6.10%, due 8/1/37, (FHA Insured)                                                    982,870       Aaa           AAA
   1,150,000    New York State Dormitory Authority (Ryan/Clinton Community Health Center),
                6.10%, due 07/01/19, (SONYMA Insured)                                             1,151,633       Aa1
   6,750,000    New York State Dormitory Authority (Highlands Living),
                6.60%, due 02/01/34, (FHA Insured)                                                6,954,052                     AA
   2,330,000    New York State Dormitory Authority (Presbyterian Residential Community),
                6.50%, due 08/01/34, (FHA Insured)                                                2,369,517                     AA
   3,400,000    New York State Dormitory Authority (Jewish Geriatric-Long Island),
                7.35%, due 08/01/29, (FHA Insured)                                                3,637,966                     AAA
   5,190,000    New York State Dormitory Authority (Niagara Frontier Home),
                6.40%, due 02/01/35, (FHA Insured)                                                5,234,167                     AA
   1,000,000    New York State Dormitory Authority (St. Lukes Home Residential Health),
                6.375%, due 08/01/35, (FHA Insured)                                               1,007,140                     AA
   3,400,000    New York State Dormitory Authority (Nottingham Retirement Community),
                6.125%, due 07/01/25, (SONYMA Insured)                                            3,356,888       Aa1
   4,755,000    New York State Dormitory Authority (Geneva Nursing Home),
                6.20%, due 08/01/35, (FHA Insured) (b)                                            4,771,405                     AA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
MUNICIPAL BONDS (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,750,000    New York State Dormitory Authority (Nursing Home-St. Johns Health),
                6.25%, due 02/01/36, (FHA Insured)                                           $    5,790,767                     AA
   2,730,000    New York State Dormitory Authority (Jewish Home of Central NY),
                6.25%, due 07/01/25, (LOC-Onbank & Trust Co.)                                     2,748,728       Aaa
   2,400,000    New York State Dormitory Authority (Nursing Home),
                6.125%, due 02/01/36, (FHA Insured)                                               2,371,968                     AAA
   6,200,000    New York State Dormitory Authority (Methodist Hospital)-Series A,
                6.05%, due 02/01/34, (AMBAC/FHA Insured)                                          6,145,626       Aaa           AAA
     750,000    New York State Dormitory Authority (Grace Manor Health Care Facility),
                6.15%, due 07/01/18, (SONYMA Insured)                                               755,647       Aa1
   4,670,000    New York State Dormitory Authority (Nursing Home-Menorah Campus),
                6.10%, due 02/01/37, (FHA Insured)                                                4,624,934                     AAA
     700,000    New York State Dormitory Authority (Millard Fillmore Hospital),
                5.375%, due 02/01/32, (AMBAC/FHA Insured)                                           621,054       Aaa           AAA
   1,000,000    New York State Dormitory Authority (Nursing Home-Rosalind & Joseph),
                5.70%, due 02/01/37, (AMBAC/FHA Insured)                                            929,750       Aaa           AAA
   1,500,000    New York State Dormitory Authority (Hunts Point Multi-Service Center),
                5.625%, due 07/01/22, (SONYMA Insured)                                            1,396,920       Aa1
   2,400,000    New York State Dormitory Authority (Niagara Lutheran Development)-
                Nursing Home, 5.60%, due 08/01/37, (MBIA/FHA Insured)                             2,211,648       Aaa           AAA
     500,000    New York State Dormitory Authority (Saint Barnabas Hospital),
                5.45%, due 08/01/35, (AMBAC/FHA Insured)                                            447,185       Aaa           AAA
   1,000,000    New York State Dormitory Authority (FHA-Nursing Home-Center for
                Nursing), 5.55%, due 08/01/37, (FHA Insured)                                        900,860                     AA
   1,500,000    New York State Dormitory Authority (Menorah Home & Hospital)
                5.10%, due 08/01/28, (AMBAC/FHA Insured)                                          1,284,225       Aaa           AAA
     950,000    New York State Dormitory Authority (Brooklyn Hospital Center),
                5.15%, due 02/1/2029, (AMBAC/FHA Insured)                                           814,045       Aaa
     270,000    New York State Energy Research & Development Authority-
                Electric Facilities-(Long Island Lighting), Unrefunded Balance,
                7.15%, due 02/01/22, Subject to AMT                                                 280,546       A2            A-
   1,000,000    New York State Energy Research & Development Authority-
                Gas Facilities (Brooklyn Union Gas), 6.75%, due 02/01/24,
                (MBIA Insured), Subject to AMT                                                    1,039,750       Aaa           AAA
     500,000    New York State Energy Research & Development Authority-
                Pollution Control-(Niagara Mohawk Power Corporation),
                6.625%, due 10/01/13, (FGIC Insured)                                                517,885       Aaa           AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
$  3,400,000    New York State Housing Finance Agency (Phillips Village Project)-
                Series A, 7.75%, due 08/15/17, (FHA/SONYMA Insured)                          $    3,601,314       A2
   1,500,000    New York State Housing Finance Agency (Insured-Multifamily Mortgage)-
                Series C, 6.50%, due 08/15/24, (FHA Insured)                                      1,534,035       Aa2           AAA
   1,990,000    New York State Housing Finance Agency (Housing Project Mortgage)-
                Series A, 6.125%, due 11/01/20, (FSA Insured)                                     1,992,965       Aaa           AAA
   2,000,000    New York State Housing Finance Agency (Multifamily Housing)-
                Series D, 6.10%, due 11/15/36, (FHA Insured)                                      1,959,820                     AAA
   1,460,000    New York State Housing Finance Agency (Hospital & Health Care)-
                Series A, 5.15%, due 11/01/16                                                     1,339,170       Aaa           AAA
      60,000    New York State Medical Care Facilities Finance Agency,
                7.30%, due 02/15/21                                                                  62,539       A3
   6,750,000    New York State Medical Care Facilities Finance Agency-Series B,
                6.60%, due 08/15/34, (FHA Insured)                                                6,954,728       Aa2           AA
   2,505,000    New York State Medical Care Facilities Finance Agency
                Mortgage Project)-Series A, 6.50%, due 02/15/35, (FHA Insured)                    2,550,090       Aa2           AA
   6,950,000    New York State Medical Care Facilities Finance Agency (Mortgage Project)-
                Series C, 6.375%, due 08/15/29, (FHA Insured)                                     7,099,078       Aa2           AA-
   5,000,000    New York State Medical Care Facilities Finance Agency
                (Mortgage Project)-Series E, 6.375%, due 02/15/35, (FHA Insured)                  5,050,800       Aa2           AA
   1,750,000    New York State Medical Care Facilities Finance Agency
                Prerefunded, Series D, 6.60%, due 02/15/31, (FHA Insured)                         1,851,413                     AAA
   1,000,000    New York State Urban Development Corp, (Senior Lien Corp.),
                5.50%, due 07/01/26, (HUD Insured)                                                  923,320       Aaa           AAA
     450,000    Oneida County New York Industrial Development Agency, (Mohawk Valley
                Handicapped Service), 5.30%, due 03/15/19, (ACA Insured)                            398,804                      A
   3,200,000    Oswego County New York Development Agency (Seneca Hill Project)-
                Series A, 5.65%, due 08/01/37, (FHA Insured)                                      2,928,800                     AA
     595,000    Oswego County New York Development Agency, (Saint Luke Residential
                Health)-Series A, 5.40%, due 02/01/38, (FHA Insured)                                520,917                     AAA
   1,000,000    Otsego County New York Development Agency (Bassett Healthcare
                Project B), 5.375%, due 11/01/20, (MBIA Insured)                                    909,430       Aaa           AAA
   2,200,000    Syracuse New York Housing Authority (Loretto Residential Health)-
                Series A, 5.80%, due 08/01/37, (FHA Insured)                                      2,076,162                     AAA
                                                                                             --------------

                Total Municipal Bonds (Cost $116,611,235)                                       116,176,779
                                                                                             ==============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
                                                                                                  Value                     Standard
   Shares                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
CLOSED-END FUNDS (6.60%)
------------------------------------------------------------------------------------------------------------------------------------
$    458,932    Muniholdings New York Insured Fund Incorporated                              $    5,134,302
      38,600    Muniholdings New York Insured Fund IV, Incorporated                                 468,025
      26,600    Muniyield New York Insured Fund                                                     294,262
      14,100    Nuveen New York Performance Plus                                                    182,419
      84,260    Nuveen New York Quality Income Municipal Fund                                     1,100,646
      29,800    Nuveen New York Select Quality Municipal Fund                                       385,538
      22,000    Van Kampen New York Quality Muni Trust                                              291,500
      46,400    Van Kampen Trust Investment Grade New York Munis                                    684,400
                                                                                             --------------

                Total Closed-End Funds (Cost $9,351,358)                                          8,541,092
                                                                                             --------------

    Face
   Amount
------------
COMMERCIAL PAPER (0.64%)
------------------------------------------------------------------------------------------------------------------------------------
     837,000    Ford Motor Credit Corporation, 6.54% due 6/05/00                                    837,000
                                                                                             --------------
                Total Commercial Paper (Cost $837,000)                                              837,000
                                                                                             --------------
                Total Investments (96.97%)(Cost $126,799,593)+                                  125,554,871
                Cash and Other Assets, Net of Liabilities (3.03%)                                 3,923,450
                                                                                             --------------
                Net Assets (100.00%)                                                         $  129,478,321
                                                                                             ==============

(a)   When-issued security.

(b) Security has been segregated at the custodian bank for a when-issued security.

+     Aggregate cost for federal income tax purposes is identical.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $1,887,812 and $3,132,534 respectively, resulting in net unrealized depreciation of $1,244,722.

      KEY:
      AMBAC   =  Ambac Indemnity Corporation
      AMT     =  Alternative Minimum Tax
      ACA     =  American Capital Access
      FGIC    =  Financial Guaranty Insurance Corporation
      FHA     =  Federal Housing Administration
      FSA       =   Financial Security Assurance, Inc.
      HUD       =   Department of Housing and Urban Development
      LOC       =   Letter of Credit
      MBIA      =   Municipal Bond Insurance Association
      SONYMA    =   State of New York Mortgage Agency

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
MUNICIPAL BONDS (89.10%)
------------------------------------------------------------------------------------------------------------------------------------
$    125,000    Cape May County, New Jersey Industrial Pollution Control Financing
                Authority, Atlantic City Electric Company Project A, 7.20%, due 11/01/29,
                (MBIA Insured), Subject to AMT                                               $      134,529       Aaa           AAA
      70,000    Essex County, New Jersey Import Authority Orange School District-
                Series A, 6.95%, due 07/01/14, (MBIA Insured)                                        76,689       Aaa           AAA
     100,000    Irvington, New Jersey Housing & Mortgage Finance Authority,
                6.50%, due 02/01/24, (FHA Insured)                                                  101,354                     AAA
     300,000    Middlesex County, New Jersey Import Authority,
                5.90%, due 9/15/21                                                                  298,530       Aa3           A+
      25,000    New Jersey Economic Development Authority, Economic Development
                Revenue, Refunding-Heath VLJ-96 Project, 6.00%, due 05/01/16,
                (LOC-First Union National Bank)                                                      25,971                     A+
     175,000    New Jersey Economic Development Authority, Economic Development
                Revenue, Unrefunded Balance-Heath VLG-96 Project,
                6.00%, due 05/01/16, (LOC-First Union National Bank)                                174,989                     A+
     100,000    New Jersey Economic Development Authority, Economic Development
                Revenue, American Airlines Inc. Project, 7.10%, due 11/01/31                        100,682      Baa1          BBB-
     250,000    New Jersey Economic Development Authority, Economic Development
                Revenue, Bancroft Incorporated Obligation Group,
                6.05%, due 12/01/25, (Connie Lee Insured)                                           249,870                     AAA
     150,000    New Jersey Economic Development Authority, Economic Development
                Revenue, Refunding-Burlington Coat Factory, 6.125%, due 09/01/10,
                (LOC-First Union National Bank)                                                     153,682       Aa3
     150,000    New Jersey Economic Development Authority, Economic Development
                Revenue, W.Y. Urban Holding Company, 6.50%, due 06/01/15,
                (LOC-Fleet Bank), Subject to AMT                                                    154,053                     A+
     100,000    New Jersey Economic Development Authority, Pollution Control Revenue,
                PSE&G Co. Project, 6.40%, due 05/01/32, (MBIA Insured), Subject to AMT              101,688       Aaa           AAA
     100,000    New Jersey Economic Development Authority, N. J. American Water Co.
                Project A, 6.875%, due 11/01/34, (FGIC Insured), Subject to AMT                     106,287       Aaa           AAA
      85,000    New Jersey Health Care Facilities Financing Authority, Irvington General
                Hospital Issue, 6.40%, due 08/01/25, (FHA Insured)                                   90,175                     AAA
     125,000    New Jersey Health Care Facilities Financing Authority-General
                Hospital Center at Passaic, 6.75%, due 07/01/19, (FSA Insured)                      137,089       Aaa           AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
MUNICIPAL BONDS (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    100,000    New Jersey Health Care Facilities Financing Authority, Monmouth Medical
                Center Issue-Series C, 6.25%, due 07/01/24, (FSA Insured)                    $      105,624       Aaa           AAA
     150,000    New Jersey Health Care Facilities Financing Authority, St. Joseph's
                Hospital & Medical Center, 6.00%, due 07/01/26, (Connie Lee Insured)                148,624                     AAA
      25,000    New Jersey Health Care Facilities Financing Authority, Capital Health
                System Obligation Group, 5.25%, due 07/01/27                                         17,930      Baa2          BBB-
     400,000    New Jersey Health Care Facilities Financing Authority, Hackensack
                University Medical Center, 6.00% due 01/01/25                                       382,668       A3
     250,000    New Jersey Health Care Facilities Financing Authority, Palisades Medical
                Center Obligation Group, 5.25%, due 07/01/28, (ACA Insured)                         206,967      Baa3            A
     100,000    New Jersey Economic Development Authority, Economic Growth-Series D,
                6.55%, due 08/01/14, (LOC-Fleet Bank), Subject to AMT                               103,070                     A+
     290,000    New Jersey State Education Facilities Authority, Monmouth University-
                Series C, 5.40%, due 07/01/06                                                       286,442      Baa2           BBB
     100,000    New Jersey State Education Facilities Authority, New Jersey Institute Tech
                Issue-Series A, 6.00%, due 07/01/24, (MBIA Insured)                                 100,195       Aaa           AAA
     150,000    New Jersey State Education Facilities Authority, Trenton State
                College-Series E, 6.00%, due 07/01/19, (AMBAC Insured)                              150,906       Aaa           AAA
      50,000    New Jersey State Higher Education Assistance Authority, Student Loan-
                Series A, 5.30%, due 06/01/17, (AMBAC Insured), Subject to AMT                       46,131       Aaa           AAA
     250,000    New Jersey State Highway Authority, Garden State Parkway,
                5.625%, due 01/01/30                                                                238,407       A1            AA-
     125,000    New Jersey State Housing & Mortgage Finance Agency, MHRB
                Refunding-Presidential Plaza, 7.00%, due 05/01/30, (FHA Insured)                    130,037                     AAA
     300,000    New Jersey State Housing & Mortgage Finance Agency, MHRB-
                Series A, 6.05%, due 11/01/20, (AMBAC/FHA Insured)                                  294,129       Aaa           AAA
     100,000    New Jersey State Housing & Mortgage Finance Agency, MHRB-
                Series A, 6.25%, due 05/01/28, (AMBAC Insured), Subject to AMT                       97,926       Aaa           AAA
      25,000    New Jersey State Housing & Mortgage Finance Agency, MHRB -
                Series A, 5.65%, due 05/01/40, (AMBAC Insured), Subject to AMT                       22,670       Aaa           AAA
     125,000    New Jersey State Housing & Mortgage Finance Agency,
                Series A, 6.95%, due 11/01/13, (HUD Section 8 Insured)                              130,733                     A+
     300,000    New Jersey State Housing & Mortgage Finance Agency, MHRB
                Series B, 6.15%, due 11/1/20, (FSA Insured)                                         301,494       Aaa           AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
MUNICIPAL BONDS (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    150,000    New Jersey State Housing & Mortgage Finance Agency, Home Buyers-
                Series O, 6.35%, due 10/01/27, (MBIA Insured), Subject to AMT                $      150,681       Aaa           AAA
     400,000    New Jersey State Housing & Mortgage Finance Agency, Home Buyers-
                Series X, 5.35%, due 04/01/29, (MBIA Insured), Subject to AMT                       349,636       Aaa           AAA
     140,000    Newark, New Jersey Housing Finance Corporation Mortgage, Refunding-
                HUD Section 8-Manor Apartments-Series A, 7.50%, due 02/15/24,
                (FHA Insured)                                                                       148,207                     AAA
     800,000    Port Authority of New York & New Jersey Special Obligation, JFK
                International Air Terminal-Series 6, 5.75%, due 12/01/22, Subject to AMT            767,864       Aaa           AAA
     800,000    Port Authority of New York & New Jersey, One Hundred Ninth
                MBIA-IBC, 5.375%, due 01/15/32, (MBIA Insured)                                      724,136       Aaa           AAA
     300,000    Puerto Rico AES Project, 6.625%, due 06/01/26                                       301,743      Baa2           BBB
      70,000    Puerto Rico Housing Bank & Finance Agency, Single Family Mortgage,
                Affordable Housing Mortgage-Portfolio I, 6.25%, due 04/01/29,
                (GNMA/FNMA/FHLMC Insured), Subject to AMT                                            68,972       Aaa           AAA
     150,000    Rancocas Valley New Jersey Regional High School District
                General Obligation, 5.30%, due 02/01/21, (FGIC Insured)                             138,680       Aaa           AAA
                                                                                             --------------
                Total Municipal Bonds (Cost $7,336,849)                                           7,319,460
                                                                                             --------------

   Shares
------------
CLOSED-END FUNDS (9.32%)
------------------------------------------------------------------------------------------------------------------------------------
      33,800    Muniholdings New Jersey Insured Fund IV                                             397,150
      30,514    Muniyield New Jersey Fund                                                           368,075
                                                                                             --------------
                Total Closed-End Funds (Cost $844,680)                                              765,225
                                                                                             --------------

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
COMMERCIAL PAPER (3.01%)
------------------------------------------------------------------------------------------------------------------------------------

     247,400    General Electric Capital Corporation, 6.35% due 6/1/00                       $      247,400
                                                                                             --------------
                Total Commercial Paper (Cost $247,400)                                              247,400
                                                                                             --------------
                Total Investments (101.43%)(Cost $8,428,929) +                                    8,332,085
                Liabilities in Excess of Cash and Other Assets (-1.43%)                            (117,334)
                                                                                             --------------
                Net Assets (100.00%)                                                         $    8,214,751
                                                                                             ==============

+     Aggregate cost for federal income tax purposes is identical.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $129,440 and $226,284 respectively, resulting in net unrealized depreciation of $96,844.

      KEY

      ACA      =  American Capital Access
      AMBAC    =  Ambac Indemnity Corporation
      AMT      =  Alternative Minimum Tax
      FGIC     =  Financial Guaranty Insurance Corporation
      FHA      =  Federal Housing Administration
      FHLMC    =  Federal Home Loan Mortgage Corporation
      FNMA     =  Federal National Mortgage Association
      FSA      =  Financial Security Assurance, Inc.
      GNMA     =  Government National Mortgage Association
      HUD      =  Department of Housing and Urban Development
      LOC      =  Letter of Credit
      MBIA     =  Municipal Bond Insurance Association
      MHRB     =  Multi-family Housing Revenue Bond

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
MUNICIPAL BONDS (95.05%)
------------------------------------------------------------------------------------------------------------------------------------
$    150,000    All Saints Health System, 9.00%, due 08/15/24, (MBIA Insured)                $      157,189       Aaa           AAA
     385,000    Baltimore, Maryland-Series B, General Obligation,
                7.90%, due 10/15/16, (FGIC Insured)                                                 379,741       Aaa           AAA
   1,100,000    Bastrop, Texas Economic Development Corporation, Sales Tax,
                8.00%, due 08/15/16                                                               1,072,577                    BBB+
     100,000    Buffalo, New York-Series F, 9.05%, due 02/01/15, (AMBAC Insured)                    102,388       Aaa           AAA
     240,000    California Housing Finance Agency, Multi-family Housing-Series C,
                8.10%, due 02/01/37, (AMBAC Insured)                                                232,015       Aaa           AAA
   2,000,000    Compton, California Community Redevelopment Agency-Series C,
                Tax Allocation, 0.00%*, due 08/01/22, (FSA Insured)                                 320,520       Aaa           AAA
     150,000    Connecticut State Health and Educational Facilities Authority, Maefair
                Health Care, 9.20%, due 11/01/24                                                    163,840       A1            AA
     150,000    Connecticut State Health and Educational Facilities Authority, Shady Knoll
                Center, 8.90%, due 11/01/24                                                         158,026       A1            AA
     255,000    Connecticut State Housing Finance Authority-Series F,
                9.25%, due 05/15/27                                                                 268,635       Aa2           AA
     200,000    Connecticut State Housing Finance Authority-Series G,
                7.625%, due 05/15/21                                                                187,512       Aa2           AA
     100,000    Connecticut State Development Authority-Sub Series B1,
                8.50%, due 08/15/14                                                                 101,590                     A+
     125,000    Conyers, Georgia Water & Sewer-Series B,
                8.75%, due 07/01/15, (AMBAC Insured)                                                132,517       Aaa           AAA
     250,000    Cuyahoga County, Ohio Economic Development, Gateway Arena Project-
                Series A, 8.625%, due 06/01/22                                                      255,110
     500,000    Detroit, Michigan Downtown Development Authority Tax Increment
                Revenue, Taxable-Dev Area No 1 Project-B, 4.40%, due 07/01/28
                (MBIA Insured)                                                                      420,085       Aaa           AAA
     200,000    Florida Housing Finance Agency, Taxable Housing Mariner Club-K-2,
                8.25%, due 09/01/15, (AMBAC Insured)                                                196,510       Aaa           AAA
   1,230,000    Harrisburg, Pennsylvania-Series A, General Obligation,
                0.00%*, due 04/01/18, (AMBAC Insured)                                               290,305       Aaa           AAA
   1,165,000    Harrisburg, Pennsylvania-Series A, General Obligation,
                0.00%*, due 04/01/19, (AMBAC Insured)                                               253,551       Aaa           AAA
     350,000    Harrison County, Mississippi-Series A, General Obligation,
                7.75%, due 04/01/16, (MBIA Insured)                                                 340,028       Aaa           AAA
     150,000    Idaho Housing Agency, 8.50%, due 07/01/09, (HUD Section 8 Insured)                  150,825        A

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
MUNICIPAL BONDS (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    150,000    Illinois Housing Development Authority, Affordable Housing Project,
                8.64%, due 12/01/21, (AMBAC Insured)                                         $      152,610       Aaa           AAA
   2,180,000    Kern County, California Pension Obligation,
                0.00%*, due 08/15/18, (MBIA Insured)                                                503,754       Aaa           AAA
     325,000    Maryland State Community Development Administration-Series F,
                9.10%, due 05/15/10, (MHF Insured)                                                  335,605       Aa3
     150,000    Memorial Health System, Illinois, 8.375%, due 10/01/20, (MBIA Insured)              151,052       Aaa           AAA
     200,000    Michigan State Housing Development Authority-Series A,
                8.30%, due 11/01/15, (AMBAC Insured)                                                200,118       Aaa           AAA
      50,000    Minnesota State Housing Finance Agency, Rental Housing-Series B,
                8.00%, due 02/01/18                                                                  48,755                     AA
      40,000    Minnesota State Housing Finance Agency, Single Family Mortgage-
                Series G, 8.05%, due 01/01/12                                                        38,862       Aa2           AA+
     600,000    Mississippi Hospital Equipment and Facilities Authority, Wesley Health
                Systems-Series A, 9.10%, due 04/01/06                                               634,746       AAA
      55,000    New Hampshire State Housing and Finance Authority, Single Family-
                Series C, 9.40%, due 07/01/14                                                        55,179       Aa2
     240,000    New Jersey State Housing and Mortgage Finance Agency, Rental Housing-
                Series E, 8.95%, due 11/01/12                                                       244,810                     A+
     680,000    New York State Dormitory Authority, Highland Hospital-Series B,
                7.45%, due 08/01/35, (MBIA/FHA Insured)                                             639,948       Aaa           AAA
     250,000    New York State Environmental Facilities-Series A,
                9.625%, due 03/15/21                                                                263,775      Baa1           AAA
     300,000    New York State Housing Finance Agency, Multi-family Housing-Series B,
                8.25%, due 05/15/35, (FHA Insured)                                                  293,484                     AAA
     350,000    New York State Housing Finance Agency, Multi-family Housing-Series C,
                8.11%, due 11/15/38, (FHA Insured)                                                  336,956                     AAA
     110,000    New York State Housing Finance Agency, Service Contract Obligation -
                Series B, 8.60%, due 03/15/04                                                       113,397      Baa1            A
     100,000    Pittsburgh, Pennsylvania Urban Redevelopment Authority,
                9.07%, due 09/01/14, (FSA Insured)                                                  106,554       Aaa           AAA
     300,000    Sacramento County, California-Series A, 7.68%, due 08/15/21,
                (MBIA Insured)                                                                      287,619       Aaa           AAA
     120,000    Southeastern Pennsylvania Transit Authority-Series B,
                8.75%, due 03/01/20, (FGIC Insured)                                                 123,108       Aaa           AAA
     300,000    Tampa, Florida Sports Authority, Hillsboro Arena Project,

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                                                                      Ratings
                                                                                                                --------------------
    Face                                                                                          Value                     Standard
   Amount                                                                                       (Note 1)        Moody's     & Poor's
------------                                                                                 --------------     -------     --------
MUNICIPAL BONDS (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    300,000    Texas State, Veterans Housing, General Obligation,
                7.35%,due 12/01/21                                                           $      272,568       Aa1           AA
     375,000    Texas State Department of Housing and Community Affairs
                Series C-1, 7.76%, due 09/01/17, (MBIA Insured)                                     363,660       Aaa           AAA
     500,000    Virginia State Housing Development Authority Commonwealth Mortgage,
                7.80%, due 07/01/17                                                                 487,045       Aa1           AA+
     350,000    Virginia State Housing Development Authority Commonwealth Mortgage,
                (G.O. of the Authority) 8.375%, due 10/01/20                                        347,533       Aa1           AA+
     175,000    Wisconsin Housing & Economic Development Authority-Series H,
                7.875%, due 03/01/26                                                                170,062       Aa2           AA
                                                                                             --------------
                Total Municipal Bonds (Cost $11,989,000)                                         11,645,671
                                                                                             --------------

   Shares
------------
CLOSED-END FUNDS (3.89%)
------------------------------------------------------------------------------------------------------------------------------------
      63,000    Hyperion Total Return Fund Incorporated                                             476,437
                                                                                             --------------
                Total Closed-End Funds (Cost $509,198)                                              476,437
                                                                                             --------------
                Total Investments (98.94%)(Cost$12,498,198)+                                     12,122,108
                Cash and Other Assets, Net of Liabilities (1.06%)                                   129,543
                                                                                             --------------
                Net Assets (100.00%)                                                         $   12,251,651
                                                                                             ==============

+     Aggregate cost for federal income tax purposes is identical.

      Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $141,206 and $517,297 respectively, resulting in net unrealized depreciation of $376,089.

*     Zero Coupon Bond

      KEY:

      AMBAC    =  Ambac Indemnity Corporation
      AMT      =  Alternative Minimum Tax
      FGIC     =  Financial Guaranty Insurance Corporation
      FHA      =  Federal Housing Administration
      FSA       =   Financial Security Assurance, Inc.
      HUD       =   Department of Housing and Urban Development
      MBIA      =   Municipal Bond Insurance Association
      MHF       =   Maryland Housing Fund

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2000 (UNAUDITED)

================================================================================

                                                                     Lebenthal        Lebenthal        Lebenthal
                                                                     New York         New Jersey        Taxable
                                                                     Municipal        Municipal        Municipal
                                                                     Bond Fund        Bond Fund        Bond Fund
                                                                   -------------    -------------    -------------
ASSETS
Investment in securities at value (cost $126,799,593, $8,428,929
   and $12,498,198) ............................................   $ 125,554,871    $   8,332,085    $  12,122,109
Cash ...........................................................              38           16,285               --
Receivables:
      Securities sold ..........................................       1,891,673               --               --
      Capital shares sold ......................................         560,755           52,204            2,444
      Interest and Dividends ...................................       2,171,670          131,961          205,156
      Due from Manager .........................................              --           31,181           26,598
                                                                   -------------    -------------    -------------
        Total assets ...........................................     130,179,007        8,563,716       12,356,307
                                                                   -------------    -------------    -------------
LIABILITIES
Payables:
      Securities purchased .....................................          69,346          299,076               --
      Capital shares redeemed ..................................          34,901               55               --
      Dividends declared .......................................         420,403           26,476               --
      Distribution fee payable (Note 3) ........................          34,280               --           54,783
      Management fee payable (Note 2) ..........................          24,945            1,755            2,595
      Administration fee payable ...............................          23,231            1,337            3,486
      Due to Custodian .........................................              --               --           21,637
Accrued expenses and other liabilities .........................          93,580           20,266           22,155
                                                                   -------------    -------------    -------------
        Total liabilities ......................................         700,686          348,965          104,656
                                                                   -------------    -------------    -------------
NET ASSETS .....................................................     129,478,321        8,214,751       12,251,651
                                                                   =============    =============    =============
NET ASSETS CONSIST OF:
Par value ......................................................          17,100            1,279            1,839
Paid in capital ................................................     134,537,020        8,918,316       13,130,242
Undistributed investment income-net ............................           8,791             (152)              --
Accumulated net realized loss on investments ...................      (3,839,868)        (607,848)        (504,341)
Unrealized depreciation on investments--net ....................      (1,244,722)         (96,844)        (376,089)
                                                                   -------------    -------------    -------------
        Total net assets .......................................   $ 129,478,321    $   8,214,751    $  12,251,651
                                                                   =============    =============    =============
CLASS A
Net Assets .....................................................   $ 125,435,356    $   8,214,751    $  12,251,651
Shares outstanding (Note 4) ....................................      16,566,733        1,278,526        1,838,915
Net asset value, and redemption price per share ................   $        7.57    $        6.43    $        6.66
Maximum offering price per share* ..............................   $        7.93    $        6.73    $        6.97
CLASS B
Net Assets .....................................................   $   4,042,965    $          --    $          --
Shares outstanding (Note 4) ....................................         533,683               --               --
Net asset value, and redemption price per share** ..............   $        7.58    $          --    $          --

* The sales charge for Class A is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.

** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

================================================================================

                                                          Lebenthal      Lebenthal      Lebenthal
                                                          New York       New Jersey      Taxable
                                                          Municipal      Municipal      Municipal
                                                          Bond Fund      Bond Fund      Bond Fund
                                                         -----------    -----------    -----------
INVESTMENT INCOME
Income:
   Interest ..........................................   $ 3,801,533    $   231,246    $   486,809
   Dividends .........................................       356,084         26,263         53,541
                                                         -----------    -----------    -----------
      Total income ...................................     4,157,617        257,509        540,350
                                                         -----------    -----------    -----------
Expenses:
   Management fee (Note 2) ...........................       151,643         10,615         16,272
   Distribution fee:
      Class A (Note 3) ...............................       161,118         10,615         16,272
      Class B (Note 3) ...............................        19,994             --             --
   Shareholder servicing fees:
      Class A ........................................        40,326         16,960         16,016
      Class B ........................................        13,772             --             --
   Administration fee ................................        74,352          4,483          7,107
   Printing ..........................................        13,222            944          1,398
   Custodian fee .....................................        10,961          2,494          2,690
   Interest ..........................................            --             --             --
   Legal and compliance fees .........................        38,551            211          4,598
   Audit and accounting fees .........................        32,974         15,127         14,742
   Directors' fees ...................................         3,820            248            358
   Registration fees:
      Class A ........................................           230            463          2,234
      Class B ........................................         4,262             --             --
   Amortization of organization expenses (Note 1) ....            --             --             --
   Other .............................................         1,669          1,492          3,705
                                                         -----------    -----------    -----------
      Total expenses .................................       566,894         63,652         85,392
   Less: Reimbursement of expenses by Manager (Note 2)            --        (20,682)       (10,296)
      Fees waived by Distributor (Note 3) ............       (17,229)       (10,615)       (16,272)
      Fees paid indirectly (Note 1) ..................          (760)          (508)          (246)
                                                         -----------    -----------    -----------
   Net expenses ......................................       548,905         31,847         58,578
                                                         -----------    -----------    -----------
Net investment income ................................     3,608,712        225,662        481,772
                                                         -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments .....................    (2,228,694)      (197,871)       (32,317)
Change in unrealized appreciation (depreciation) of
   investments .......................................     1,021,721         81,192       (250,336)
                                                         -----------    -----------    -----------
Net realized and unrealized loss on investments ......    (1,206,973)      (116,679)      (282,653)
                                                         -----------    -----------    -----------
Increase in net assets from operations ...............   $ 2,401,739    $   108,983    $   199,119
                                                         ===========    ===========    ===========

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                         Lebenthal New York Municipal      Lebenthal New Jersey Municipal
                                                  Bond Fund                         Bond Fund
                                       -------------------------------    -------------------------------
                                         Six Months         Year            Six Months         Year
                                            Ended           Ended             Ended            Ended
                                        May 31, 2000     November 30,      May 31, 2000     November 30,
                                         (Unaudited)        1999           (Unaudited)         1999
                                       --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income ........   $   3,608,712    $   7,413,164     $     225,662    $     454,352
      Net realized loss on
        investments ................      (2,228,694)      (1,610,400)         (197,871)        (182,005)
      Change in unrealized
        appreciation ...............       1,021,721      (12,965,286)           81,192         (755,797)
                                       -------------    -------------     -------------    -------------
   Increase (decrease) in net assets
      from operations ..............       2,401,739       (7,162,522)          108,983         (483,450)
   Dividends from net investment
      income
        Class A shares .............      (3,515,070)      (7,273,696)*        (225,662)        (454,352)*
        Class B shares .............         (93,916)        (139,468)*              --               --
   Dividends from net realized gain
      on investments
        Class A shares .............              --       (1,761,311)               --               --
        Class B shares .............              --          (34,360)               --               --
   Capital share transactions
      (Note 4) .....................      (8,080,648)       4,663,837          (579,134)         806,223
                                       -------------    -------------     -------------    -------------
        Total decrease .............      (9,287,895)     (11,707,520)         (695,813)        (131,579)
   Net assets:
      Beginning of period ..........     138,766,216      150,473,736         8,910,564        9,042,143
                                       -------------    -------------     -------------    -------------
      End of period (1) ............   $ 129,478,321    $ 138,766,216     $   8,214,751    $   8,910,564
                                       =============    =============     =============    =============
(1) Includes Undistributed Net
      Investment Income (Loss) .....   $       8,791    $       9,065     $        (152)   $        (152)
                                       =============    =============     =============    =============

(Unaudited Information)

* 98.47% and 98.39% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

================================================================================

                                                        Lebenthal Taxable Municipal
                                                                 Bond Fund
                                                       ----------------------------
                                                        Six Months        Year
                                                           Ended          Ended
                                                       May 31, 2000    November 30,
                                                        (Unaudited)       1999
                                                       ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income ........................   $    481,772    $  1,056,175
      Net realized loss on investments .............        (32,317)       (152,602)
      Change in unrealized appreciation ............       (250,336)     (1,866,190)
                                                       ------------    ------------
   Increase (decrease) in net assets from operations        199,119        (962,617)
   Dividends from net investment income ............       (481,772)     (1,056,175)
   Capital share transactions (Note 4) .............       (952,331)     (2,283,652)
                                                       ------------    ------------
        Total decrease .............................     (1,234,984)     (4,302,444)
   Net assets:
      Beginning of period ..........................     13,486,635      17,789,079
                                                       ------------    ------------
      End of period (1) ............................   $ 12,251,651    $ 13,486,635
                                                       ============    ============
(1) Includes Undistributed Net Investment Income ...   $         --    $         --
                                                       ============    ============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                             Lebenthal New York
                                                                         Municipal Bond Fund--Class A
                                        -------------------------------------------------------------------------------
                                         Six Months
                                            Ended                           Year Ended November 30,
                                        May 31, 2000    ---------------------------------------------------------------
                                        (Unaudited)       1999           1998         1997         1996          1995
                                         --------       --------       ---------    ---------    --------      --------
Per Share Operating Performance:
Net asset value, beginning of period .   $   7.64       $   8.53       $    8.32    $    8.09    $   7.99      $   6.84
                                         --------       --------       ---------    ---------    --------      --------
Income from investment operations:
Net investment income ................       0.21           0.41            0.42         0.42        0.41          0.43
Net realized and unrealized
   gain (loss) on investments ........      (0.07)         (0.79)           0.21         0.23        0.10          1.15
                                         --------       --------       ---------    ---------    --------      --------
Total from investment operations .....       0.14          (0.38)           0.63         0.65        0.51          1.58
                                         --------       --------       ---------    ---------    --------      --------
Less distributions:
Dividends from net investment
   income ............................      (0.21)         (0.41)          (0.42        (0.42       (0.41)        (0.43)
Distributions from net realized
   gain on investments ...............       0.00          (0.10)             --           --          --            --
                                         --------       --------       ---------    ---------    --------      --------
Total distributions ..................      (0.21)         (0.51)          (0.42        (0.42       (0.41)        (0.43)
                                         --------       --------       ---------    ---------    --------      --------
Net asset value, end of period .......   $   7.57       $   7.64       $    8.53    $    8.32    $   8.09      $   7.99
                                         ========       ========       =========    =========    ========      ========
Total Return (1)
   (without deduction of sales load) .       1.82%         (4.69)%        7.69%        8.27%         6.63%*       23.56%
Ratios/Supplemental Data
Net assets, end of period (000) ......   $125,435       $134,857       $ 147,673    $ 134,144    $122,611      $105,579
Ratios to average net assets:
   Expenses (2) ......................       0.80%**        0.76%**         0.76%**      0.89%**     1.09%         0.99%
   Net investment income (2) .........       5.45%          5.00%           4.92%        5.16%       5.17%         5.63%
Portfolio turnover ...................      17.61%         59.91%          66.04%       60.80%      45.92%       148.88%

(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

* Includes the effect of a capital contribution from the Fund's Manager. Without the capital contribution the total return would have been 6.24%.

**    Includes fees paid indirectly of less than 0.01% of average net assets.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                    Lebenthal New York
                                                               Municipal Bond Fund--Class B
                                                        ------------------------------------------
                                                         Six Months
                                                           Ended          Year Ended November 30,
                                                        May 31, 2000     -------------------------
                                                        (Unaudited)        1999            1998*
                                                        ----------       ---------       ---------
Per Share Operating Performance:
Net asset value, beginning of period .................   $    7.64       $    8.54       $    8.34
                                                         ---------       ---------       ---------
Income from investment operations:
Net investment income ................................        0.18            0.34            0.33
Net realized and unrealized gain (loss) on investments       (0.06)          (0.80)           0.20
                                                         ---------       ---------       ---------
Total from investment operations .....................        0.12           (0.46)           0.53
                                                         ---------       ---------       ---------
Less distributions:
Dividends from net investment income .................       (0.18)          (0.34)          (0.33)
Distributions from net realized gain on investments ..        0.00           (0.10)             --
                                                         ---------       ---------       ---------
Total distributions ..................................       (0.18)          (0.44)          (0.33)
                                                         ---------       ---------       ---------
Net asset value, end of period .......................   $    7.58       $    7.64       $    8.54
                                                         =========       =========       =========
Total Return (1)
   (without deduction of sales load) .................        1.57%          (5.57)%          6.48%
Ratios/Supplemental Data
Net assets, end of period (000) ......................   $   4,043       $   3,909       $   2,801
Ratios to average net assets:
   Expenses++ (2) ....................................        1.55%**         1.55%**         1.55%**
   Net investment income (2) .........................        4.70%           4.21%           3.95%
Portfolio turnover ...................................       17.61%          59.91%          66.04%

(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

*     Class commenced operations on December 3, 1997.

++ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had waived fees, the ratio of operating expenses to average net assets would have been 2.41%, 2.38% and 4.58% for the six months ended May 31, 2000 and the years ended November 30, 1999 and 1998, respectively.

**    Includes fees paid indirectly of less than .01% of average net assets.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                               Lebenthal New Jersey
                                                                                Municipal Bond Fund
                                        -------------------------------------------------------------------------------------
                                         Six Months
                                            Ended                              Year Ended November 30,
                                        May 31, 2000    ---------------------------------------------------------------------
                                        (Unaudited)       1999           1998           1997           1996           1995
                                        ------------    ---------      ---------      ---------      ---------      ---------
Per Share Operating Performance:
Net asset value, beginning of period .   $    6.51      $    7.20      $    6.97      $    6.74      $    6.70      $    5.95
                                         ---------      ---------      ---------      ---------      ---------      ---------
Income from investment operations:
Net investment income ................        0.17           0.34           0.35           0.35           0.36           0.36
Net realized and unrealized
   gain (loss) on investments ........       (0.08)         (0.69)          0.23           0.23           0.04           0.75
                                         ---------      ---------      ---------      ---------      ---------      ---------
Total from investment operations .....        0.09          (0.35)          0.58           0.58           0.40           1.11
                                         ---------      ---------      ---------      ---------      ---------      ---------
Less distributions:
Dividends from net investment
   income ............................       (0.17)         (0.34)         (0.35)         (0.35)         (0.36)         (0.36)
Distributions from net realized
   gain on investments ...............          --             --             --             --             --             --
                                         ---------      ---------      ---------      ---------      ---------      ---------
Total distributions ..................       (0.17)         (0.34)         (0.35)         (0.35)         (0.36)         (0.36)
                                         ---------      ---------      ---------      ---------      ---------      ---------
Net asset value, end of period .......   $    6.43      $    6.51      $    7.20      $    6.97      $    6.74      $    6.70
                                         =========      =========      =========      =========      =========      =========
Total Return (1)
   (without deduction of sales load) .        1.42%         (5.07)%         8.47%          8.84%          6.18%         19.10%
Ratios/Supplemental Data
Net assets, end of period (000) ......   $   8,215      $   8,911      $   9,042      $   6,122      $   5,182      $   3,358
Ratios to average net assets:
   Expenses+ (2) .....................        0.75%*         0.71%*         0.60%*         0.70%*         0.63%*         0.60%
   Net investment income (2) .........        5.31%          4.84%          4.87%          5.12%          5.37%          5.64%
Portfolio turnover ...................       46.02%         52.66%         31.81%         57.19%         28.56%         61.69%

(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.49%, 1.45%, 1.60%, 2.57%, 3.20%, and 4.13% for the six months ended May 31, 2000 and the years ended November 30, 1999, 1998, 1997, 1996, and 1995, respectively, for the New Jersey Municipal Bond Fund.

* Includes fees paid indirectly of 0.01%, 0.01%, 0.02%, 0.02%, and 0.03% of average net assets for the New Jersey Municipal Bond Fund, for 2000, 1999, 1998, 1997, and 1996, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of capital stock outstanding throughout each period:

================================================================================

                                                                          Lebenthal Taxable
                                                                         Municipal Bond Fund
                                       -------------------------------------------------------------------------
                                        Six Months
                                           Ended                         Year Ended November 30,
                                       May 31, 2000   ----------------------------------------------------------
                                       (Unaudited)      1999         1998         1997         1996         1995
                                       ------------   -------      -------      -------      -------      ------
Per Share Operating Performance:
Net asset value, beginning of period .   $  6.81      $  7.73      $  7.37      $  7.13      $  7.22      $ 6.34
                                         -------      -------      -------      -------      -------      ------
Income from investment operations:
Net investment income ................      0.25         0.49         0.49         0.50         0.52        0.53
Net realized and unrealized
   gain (loss) on investments ........     (0.15)       (0.92)        0.36         0.24        (0.09)       0.88
                                         -------      -------      -------      -------      -------      ------
Total from investment operations .....      0.10        (0.43)        0.85         0.74         0.43        1.41
                                         -------      -------      -------      -------      -------      ------
Less distributions:
Dividends from net investment
   income ............................     (0.25)       (0.49)       (0.49)       (0.50)       (0.52)      (0.53)
Distributions from net realized
   gain on investments ...............        --           --           --           --           --          --
                                         -------      -------      -------      -------      -------      ------
Total distributions ..................     (0.25)       (0.49)       (0.49)       (0.50)       (0.52)      (0.53)
                                         -------      -------      -------      -------      -------      ------
Net asset value, end of period .......   $  6.66      $  6.81      $  7.73      $  7.37      $  7.13      $ 7.22
                                         =======      =======      =======      =======      =======      ======
Total Return (1)
   (without deduction of sales load) .      1.48%       (5.77)%      11.85%       10.89%        6.35%      23.11%
Ratios/Supplemental Data
Net assets, end of period (000) ......   $12,252      $13,487      $17,789      $14,994      $14,607      $8,686
Ratios to average net assets:
   Expenses+ (2) .....................      0.90%*       0.82%*       0.70%*       0.79%*       0.61%*      0.60%
   Net investment income (2) .........      7.40%        6.71%        6.45%        7.06%        7.34%       7.57%
Portfolio turnover ...................      0.00%       21.12%       23.75%       34.52%       44.46%      84.74%

(1)   Not annualized for periods less than one year.

(2)   Annualized for periods less than one year.

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.30%, 1.15%, 1.15%, 1.42%, 1.63% and 2.59% for the six months ended May 31, 2000 and the years ended November 30, 1999, 1998, 1997, 1996 and 1995, respectively, for the Taxable Municipal Bond Fund.

* Includes fees paid indirectly of less than 0.01% of average net assets for 2000, and 0.01% of average net assets for 1999, 1998 and 1997.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

      a) Valuation of Securities -

      Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

      b) Federal Income Taxes -

      It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

      c) Dividends and Distributions -

      Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

      d) Organizational Expenses -

      Costs incurred in connection with the organization of each Fund and their initial registration are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

Summary of Accounting Policies (Continued)

      e) General -

      Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

      f) Fees Paid Indirectly -

      Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $760, $508, and $246, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

      g) Estimates -

      The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund, and the Taxable Bond Fund amounting to $20,682 and $10,296, respectively.

Lebenthal & Co., Inc. retained commissions of $35,827 from the sales of shares of the Company.

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

3. Distribution Plan

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund - Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund - Class B shares. For the six months ended May 31, 2000, the Distributor voluntarily waived fees of $10,615, $16,272 and $17,229 from the New Jersey Bond Fund, the Taxable Bond Fund, and the New York Bond Fund - Class B shares, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. Capital Stock

At May 31,2000, there were 26,666,666,667 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                                      Lebenthal New York Municipal    Lebenthal New York Municipal
                                               Bond Fund--                     Bond Fund--
                                                 Class A                         Class A
                                            Six Months Ended                   Year Ended
                                              May 31, 2000                  November 30, 1999
                                      ----------------------------    ----------------------------
                                         Shares          Amount          Shares          Amount
                                      ------------    ------------    ------------    ------------
Sold ..............................        542,412    $  4,111,869       1,710,476    $ 14,032,690
Issued as reinvestment of dividends        386,383       2,932,127         944,845       7,762,044
Redeemed ..........................     (2,018,542)    (15,289,113)     (2,303,853)    (18,618,190)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) ...........     (1,089,747)   $ (8,245,117)        351,468    $  3,176,544
                                      ============    ============    ============    ============

                                      Lebenthal New York Municipal    Lebenthal New York Municipal
                                               Bond Fund--                     Bond Fund--
                                                 Class B                         Class B
                                            Six Months Ended                   Year Ended
                                              May 31, 2000                  November 30, 1999
                                      ----------------------------    ----------------------------
                                         Shares          Amount          Shares          Amount
                                      ------------    ------------    ------------    ------------
Sold ..............................         44,120    $    332,686         204,461    $  1,651,979
Issued as reinvestment of dividends          9,289          70,528          16,355         134,065
Redeemed ..........................        (31,290)       (238,745)        (37,315)       (298,751)
                                      ------------    ------------    ------------    ------------
Net increase ......................         22,119    $    164,469         183,501    $  1,487,293
                                      ============    ============    ============    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

Capital Stock (Continued)

                                     Lebenthal New Jersey Municipal  Lebenthal New Jersey Municipal
                                               Bond Fund--                     Bond Fund--
                                            Six Months Ended                   Year Ended
                                              May 31, 2000                  November 30, 1999
                                     ------------------------------  ------------------------------
                                          Shares         Amount           Shares         Amount
                                       -----------    -----------      -----------    -----------
Sold ..............................         45,345    $   291,511          249,427    $ 1,755,135
Issued as reinvestment of dividends         29,334        189,359           56,103        389,942
Redeemed ..........................       (165,075)    (1,060,004)        (193,126)    (1,338,854)
                                       -----------    -----------      -----------    -----------
Net increase (decrease) ...........        (90,396)   $  (579,134)         112,404    $   806,223
                                       ===========    ===========      ===========    ===========

                                       Lebenthal Taxable Municipal     Lebenthal Taxable Municipal
                                               Bond Fund--                     Bond Fund--
                                            Six Months Ended                   Year Ended
                                              May 31, 2000                  November 30, 1999
                                     ------------------------------  ------------------------------
                                          Shares         Amount           Shares         Amount
                                       -----------    -----------      -----------    -----------
Sold ..............................         59,402    $   399,338          194,919    $ 1,451,904
Issued as reinvestment of dividends         45,757        310,160          102,506        744,150
Redeemed ..........................       (245,344)    (1,661,829)        (618,724)    (4,479,706)
                                       -----------    -----------      -----------    -----------
Net increase (decrease) ...........       (140,185)   $  (952,331)        (321,299)   $(2,283,652)
                                       ===========    ===========      ===========    ===========

5. Investment Transactions

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $23,142,091, $3,851,012 and $0, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $34,291,687, $3,767,524, and $1,145,916, respectively.

6. Federal Income Taxes

Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2007 amounted to $407,603 ($213,105, $14,767 and $179,731 expiring November 30, 2001, November 30, 2004 and November 30, 2007, respectively), $383,751 ($88,183, $223,001 and $72,567 expiring November 30,
2001, November 30, 2004 and November 30, 2007, respectively) and $1,365,181 expiring November 30, 2007 for the New Jersey Bond Fund, the Taxable Bond Fund and the New York Bond Fund, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

7. Concentration of Credit Risk

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------

Lebenthal Funds, Inc.
   120 Broadway
   New York, New York 10271
   (212) 425-6116

Distributor and
   Shareholder Servicing Agent
   Lebenthal & Co., Inc.
   120 Broadway
   New York, New York 10271

                               [GRAPHIC OMITTED]

                        --------------------------------
                                   LEBENTHAL

                        120 BROADWAY, NEW YORK, NY 10271
                                 (212) 425-6116
                          OUTSIDE OF NYC 1-800-221-5822
                        --------------------------------